UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05537

Nicholas Money Market Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2016

Date of Reporting Period: 03/31/2016

Item 1. Schedule of Investments.

Nicholas Money Market Fund, Inc.
Schedule of Investments (unaudited)
As of 03/31/2016

Principal	Maturity	Yield to	Amortized
Amount	Date	Maturity	Cost
-----------	--------------	---------	------------
COMMERCIAL PAPER -- 63.33%
$ 500,000 Stanley Black & Decker, Inc.	04/01/2016	0.51%	$ 500,000
1,488,000 Wisconsin Public Service Corporation	04/01/2016	0.55%	1,488,000
1,000,000 Toyota Motor Credit Corporation	04/04/2016	0.51%	999,958
1,506,000 V.F. Corporation	04/04/2016	0.71%	1,505,912
966,000 BMW US Capital, LLC	04/05/2016	0.47%	965,951
2,000,000 Novartis Finance Corporation	04/06/2016	0.41%	1,999,889
1,000,000 McCormick & Company, Incorporated	04/07/2016	0.48%	999,922
1,494,000 V.F. Corporation	04/08/2016	0.71%	1,493,797
696,000 Eversource Energy	04/11/2016	0.64%	695,878
1,075,000 Stanley Black & Decker, Inc.	04/11/2016	0.61%	1,074,821
1,500,000 Starbucks Corporation	04/11/2016	0.54%	1,499,779
1,001,000 Starbucks Corporation	04/11/2016	0.56%	1,000,847
1,000,000 C.R. Bard, Inc.	04/12/2016	0.56%	999,832
1,000,000 UnitedHealth Group Incorporated	04/12/2016	0.67%	999,798
354,000 UnitedHealth Group Incorporated	04/12/2016	0.67%	353,929
546,000 UnitedHealth Group Incorporated	04/12/2016	0.67%	545,890
1,000,000 C.R. Bard, Inc.	04/14/2016	0.55%	999,805
650,000 McCormick & Company, Incorporated	04/15/2016	0.48%	649,898
600,000 Stanley Black & Decker, Inc.	04/15/2016	0.63%	599,855
800,000 Stanley Black & Decker, Inc.	04/15/2016	0.63%	799,807
1,370,000 Walt Disney Company (The)	04/15/2016	0.43%	1,369,776
1,000,000 Walt Disney Company (The)	04/15/2016	0.43%	999,837
1,500,000 Novartis Securities Investment Ltd.	04/18/2016	0.44%	1,499,695
1,670,000 Pfizer Inc.	04/18/2016	0.43%	1,669,669
927,000 Australia and New Zealand Banking Group
Limited	04/19/2016	0.56%	926,745
743,000 C.R. Bard, Inc.	04/19/2016	0.56%	742,796
663,000 C.R. Bard, Inc.	04/19/2016	0.56%	662,818
250,000 Prudential plc	04/19/2016	0.41%	249,950
1,001,000 V.F. Corporation	04/20/2016	0.73%	1,000,620
1,001,000 BMW US Capital, LLC	04/21/2016	0.54%	1,000,705
1,586,000 Prudential plc	04/22/2016	0.53%	1,585,519
750,000 C.R. Bard, Inc.	04/25/2016	0.57%	749,720
800,000 Starbucks Corporation	04/25/2016	0.56%	799,707
1,000,000 UnitedHealth Group Incorporated	04/25/2016	0.61%	999,600
500,000 UnitedHealth Group Incorporated	04/25/2016	0.61%	499,800
1,033,000 AbbVie Inc.	04/26/2016	0.60%	1,032,577
1,000,000 AbbVie Inc.	04/26/2016	0.60%	999,590
1,000,000 AbbVie Inc.	04/26/2016	0.59%	999,597
518,000 AbbVie Inc.	04/27/2016	0.60%	517,776
1,154,000 Honeywell International, Inc.	04/28/2016	0.41%	1,153,654
2,001,000 Australia and New Zealand Banking Group
Ltd.	04/29/2016	0.47%	2,000,284
1,500,000 Coca-Cola Company (The)	04/29/2016	0.53%	1,499,393
250,000 BASF SE	05/03/2016	0.61%	249,867
1,513,000 Unilever Capital Corporation	05/16/2016	0.50%	1,512,073
1,000,000 Coca-Cola Company (The)	05/26/2016	0.54%	999,190
1,500,000 Commonwealth Bank of Australia	05/31/2016	0.53%	1,498,675
750,000 Commonwealth Bank of Australia	05/31/2016	0.55%	749,325
1,000,000 Prudential plc	06/01/2016	0.61%	998,983
1,001,000 Prudential plc	06/01/2016	0.61%	999,982
1,131,000 Unilever Capital Corporation	06/06/2016	0.53%	1,129,922
1,500,000 Pfizer Inc.	06/10/2016	0.52%	1,498,513
1,250,000 Unilever Capital Corporation	06/13/2016	0.53%	1,248,682
1,000,000 Nestle Finance International Ltd.	07/27/2016	0.59%	998,115
769,000 Nestle Finance International Ltd.	07/27/2016	0.59%	767,550
			-----------
TOTAL COMMERCIAL PAPER			55,784,273
			-----------
CORPORATE NOTES -- 3.53%
820,000 Philip Morris International Inc., 2.50%	05/16/2016	0.50%	822,009
2,270,000 Wells Fargo & Company, 3.676%	06/15/2016	0.71%	2,283,730
			-----------
TOTAL CORPORATE NOTES			3,105,739

			-----------
U.S. GOVERNMENT AGENCY SECURITIES -- 28.06%
500,000 Federal Home Loan Banks	04/08/2016	0.37%	499,965
775,000 Federal Home Loan Banks	04/19/2016	0.38%	774,853
1,001,000 Federal Home Loan Banks	04/27/2016	0.41%	1,000,711
500,000 Federal Home Loan Banks	04/29/2016	0.40%	499,848
150,000 Federal Home Loan Banks	04/29/2016	0.40%	149,954
601,000 Federal Home Loan Banks	05/18/2016	0.38%	600,702
1,214,000 Federal Home Loan Banks	06/02/2016	0.40%	1,213,180
1,000,000 Federal Farm Credit Banks, 0.52%(a)	06/20/2016	0.45%	1,000,158
4,500,000 Federal Farm Credit Banks, 0.42%(a)	07/01/2016	0.46%	4,499,598
3,575,000 Federal Farm Credit Banks, 0.53%(a)	07/27/2016	0.46%	3,575,839
995,000 Federal Home Loan Banks	08/10/2016	0.44%	993,443
2,000,000 Federal Home Loan Banks, 0.473%(a)	09/26/2016	0.48%	1,999,952
4,500,000 Federal Farm Credit Banks, 0.53%(a)	10/20/2016	0.52%	4,500,311
2,000,000 Federal Farm Credit Banks, 0.53%(a)	12/14/2016	0.53%	2,000,000
1,405,000 Federal Farm Credit Banks, 0.525%(a)	12/28/2016	0.58%	1,404,419
			-----------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES			24,712,933
			-----------
U.S. GOVERNMENT SECURITIES -- 6.25%
2,000,000 U.S. Treasury Note, 0.25%	04/15/2016	0.30%	1,999,956
2,000,000 U.S. Treasury Note, 2.00%	04/30/2016	0.29%	2,002,714
1,500,000 U.S. Treasury Note, 0.25%	05/15/2016	0.38%	1,499,763
			-----------
TOTAL U.S. GOVERNMENT
SECURITIES			5,502,433
			-----------

TOTAL SECURITY HOLDINGS - 101.17%			89,105,378
			-----------

LIABILITIES, NET OF
OTHER ASSETS - 1.17%			(1,025,803)
			-----------

TOTAL NET ASSETS
(basis of percentages disclosed
above) - 100.00%			$88,079,575
			-----------
			-----------

(a) Variable rate security - interest rate subject to periodic change.

As of March 31, 2016, there were no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or
Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to
Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
None	$--
Level 2 -
Commercial Paper	55,784,273
Corporate Notes	3,105,739
U.S. Government Agency Securities	24,712,933
U.S. Government Securities	5,502,433
Level 3 -
None	--
----------
Total	$89,105,378
----------
----------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 05/20/2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 05/20/2016

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 05/20/2016